Other non-current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Other non-current assets
Prepayment to location partners	¥ 10,422	¥ 11,649
Prepayment for purchase of property, equipment and software	3,968	15,038
Deposits	6,505	7,790
Others	992	1,421
Less: Allowance for credit losses	(266)	0
Total	21,621	35,898		$ 3,046
Impairment of non-current prepaid commissions to the location partners	¥ 10,271	¥ 87,069	¥ 0